Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Maximum credit exposure
The maximum credit exposure as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2019
Cash and cash equivalents	￦	1,369,423	1,270,572
Financial instruments		1,427,845	831,637
Investment securities		4,154	13,548
Accounts receivable — trade		2,214,353	2,247,895
Contract assets		148,281	191,858
Loans and other receivables		1,738,003	1,668,557
Derivative financial assets		164,695	150,960

	￦	7,066,754	6,375,027

Summary of gross carrying amounts of each financial asset except for accounts receivable trade and derivative financial asset
The gross carrying amounts of each financial asset except for the accounts receivable – trade and derivative financial assets as of December 31, 2020 are as follows

(In millions of won)
	Financial assets at FVTPL		Financial assets at FVOCI	At amortized cost
				12-month ECL	Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired
Gross amount	￦	520,249	1,080	2,517,685	105,878	125,674
Loss allowance		—	—	(3,751)	(7,995)	(88,819)

Carrying amount	￦	520,249	1,080	2,513,934	97,883	36,855

Summary of changes in loss allowance for debt investments
Changes in the loss allowance for the debt investments during the year ended December 31, 2020 are as follows:

(In millions of won)
	12-month ECL		Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired	Total
December 31, 2019	￦	4,241	8,704	83,953	96,898
Remeasurement of loss allowance, net		834	2,321	7,404	10,559
Transfer to lifetime ECL — not credit impaired		(334)	334	—	—
Transfer to lifetime ECL — credit impaired		(990)	(2,357)	3,347	—
Amounts written off		—	—	(12,208)	(12,208)
Recovery of amounts written off		—	—	6,323	6,323
Others		—	(1,007)	—	(1,007)

December 31, 2020	￦	3,751	7,995	88,819	100,565

Contractual maturities of financial liabilities
Contractual maturities of financial liabilities as of December 31, 2020 are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable — trade	￦	372,909	372,909	372,909	—	—
Borrowings(*)		2,138,923	2,467,988	225,657	2,242,331	—
Debentures(*)		8,579,743	9,749,762	1,106,505	5,680,403	2,962,854
Lease liabilities		1,436,777	1,537,279	365,925	826,331	345,023
Accounts payable — other and others(*)		6,051,550	6,145,185	4,920,324	849,013	375,848

	￦	18,579,902	20,273,123	6,991,320	9,598,078	3,683,725

(*)	Includes interest payables.

Periods in which cash flows from cash flow hedge derivatives are expected to occur
As of December 31, 2020, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Assets	￦	65,136	65,637	20,211	52,651	(7,225)
Liabilities		(42,061)	(43,076)	(1,740)	(41,336)	—

	￦	23,075	22,561	18,471	11,315	(7,225)

Debt-equity ratio
Debt-equity ratio as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2019
Total liabilities	￦	23,510,714	22,385,434
Total equity		24,396,243	22,816,934

Debt-equity ratios		96.37%	98.11%

Fair value and carrying amount of financial assets and liabilities including fair value hierarchy
1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2020 are as follows:

(In millions of won)
	December 31, 2020
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	￦	960,522	60,473	629,732	270,317	960,522
Derivatives hedging instruments		65,136	—	65,136	—	65,136
FVOCI		1,455,441	885,452	—	569,989	1,455,441

	￦	2,481,099	945,925	694,868	840,306	2,481,099

Financial liabilities that are measured at fair value:
FVTPL	￦	333,099	—	—	333,099	333,099
Derivatives hedging instruments		42,061	—	42,061	—	42,061

	￦	375,160	—	42,061	333,099	375,160

Financial liabilities that are not measured at fair value:
Borrowings	￦	2,138,923	—	2,282,316	—	2,282,316
Debentures		8,579,743	—	9,085,324	—	9,085,324
Long-term payables — other		1,566,954	—	1,582,805	—	1,582,805

	￦	12,285,620	—	12,950,445	—	12,950,445

(In millions of won)
	December 31, 2019
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	￦	847,281	—	668,891	178,390	847,281
Derivatives hedging instruments		144,886	—	144,886	—	144,886
FVOCI		714,899	407,651	—	307,248	714,899

	￦	1,707,066	407,651	813,777	485,638	1,707,066

Financial liabilities that are measured at fair value:
Derivatives hedging instruments	￦	1,043	—	1,043	—	1,043

Financial liabilities that are not measured at fair value:
Borrowings	￦	2,043,140	—	2,191,037	—	2,191,037
Debentures		8,220,833	—	8,714,408	—	8,714,408
Long-term payables — other		1,974,006	—	2,008,493	—	2,008,493

	￦	12,237,979	—	12,913,938	—	12,913,938

Interest rates used by the group for the fair value measurement
Interest rates used by the Group for the fair value measurement as of December 31, 2020 are as follows:

Interest rate
Derivative instruments	0.14% ~ 3.90%
Borrowings and debentures	0.99% ~ 2.21%
Long-term payables — other	0.90% ~ 1.72%

Carrying amount of financial instruments recognized of which offset agreements are applicable
Carrying amount of financial instruments recognized of which offset agreements are applicable as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant financial instruments not offset	Net amount
Financial assets:
Derivative instruments(*)	￦	8,015	—	8,015	(453)	7,562
Accounts receivable — trade and others		317,332	(203,403)	113,929	—	113,929

	￦	325,347	(203,403)	121,944	(453)	121,491

Financial liabilities:
Derivative instruments(*)	￦	453	—	453	(453)	—
Accounts payable — other and others		301,996	(203,403)	98,593	—	98,593

	￦	302,449	(203,403)	99,046	(453)	98,593

(*)	The balance represents the net amount under the standard terms and conditions of International Swaps and Derivatives Association.

(In millions of won)
	December 31, 2019
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position
Financial assets:
Accounts receivable — trade and others	￦	102,241	(100,895)	1,346
Financial liabilities:
Accounts payable — other and others	￦	100,895	(100,895)	—

Currency risk [member]
Statement [LineItems]
Monetary assets and liabilities denominated in foreign currencies
Monetary assets and liabilities denominated in foreign currencies as of December 31, 2020 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	84,581	￦	92,025	1,541,544	￦	1,677,200
EUR	10,903		14,591	2,519		3,370
JPY	672,311		7,088	22,778		240
Others	—		2,702	—		606

		￦	116,406		￦	1,681,416

Impact on income before income tax of a hypothetical change in exchange rates
As of December 31, 2020, a hypothetical change in exchange rates by 10% would have increased (reduced) the Group’s income before income tax as follows:

(In millions of won)
	If increased by 10%		If decreased by 10%
USD	￦	5,507	(5,507)
EUR		1,122	(1,122)
JPY		685	(685)
Others		210	(210)

	￦	7,524	(7,524)

Level 3 [member] | Currency risk [member]
Statement [LineItems]
Fair value of assets
There have been no transfers between Level 2 and Level 1 for year ended December 31, 2020. The changes of financial assets classified as Level 3 for the year ended December 31, 2020 are as follows:

(In millions of won)
	Balance at January 1, 2020		Gain(loss) for the year	OCI	Acquisition	Disposal	Transfer	Business combination	Balance at December 31, 2020
Financial assets
FVTPL	￦	178,390	103,327	(8,266)	60,576	(39,570)	(24,156)	16	270,317
FVOCI		307,248	(98)	230,526	37,381	(5,154)	(6,137)	6,223	569,989

	￦	485,638	103,229	222,260	97,957	(44,724)	(30,293)	6,239	840,306

Financial liabilities
	￦	—	(12,115)	—	—	—	—	(320,984)	(333,099)